Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income before allocation to noncontrolling interests	$ 22,072		$ 14,598		$ 10,049
Other Comprehensive Income/(Loss)
Foreign currency translation adjustments	(535)		(811)		796
Reclassification adjustments(a)	144	[1]	(207)	[1]	(127)	[1]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Total	(391)		(1,018)		669
Unrealized holding gains/(losses) on derivative financial instruments	488		745		(726)
Reclassification adjustments for realized (gains)/losses(b)	(94)	[2]	(616)	[2]	537	[2]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Total	394		129		(189)
Unrealized holding gains on available-for-sale securities	151		74		81
Reclassification adjustments for realized (gains)/losses(b)	(237)	[2]	356	[2]	(283)	[2]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Total	(86)		430		(202)
Benefit plans: actuarial gains/(losses), net	3,714		(2,136)		(2,246)
Reclassification adjustments related to amortization(c)	581	[3]	473	[3]	284	[3]
Reclassification adjustments related to settlements, net(c)	175	[3]	221	[3]	140	[3]
Other	48		22		(98)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax, Total	4,518		(1,420)		(1,920)
Benefit plans: prior service credits and other	151		25		106
Reclassification adjustments related to amortization(c)	(58)	[3]	(69)	[3]	(69)	[3]
Reclassification adjustments related to curtailments, net(c)	1	[3]	(130)	[3]	(91)	[3]
Other	(8)		(3)		3
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	86		(177)		(51)
Other comprehensive income/(loss), before tax	4,521		(2,056)		(1,693)
Tax provision/(benefit) on other comprehensive income/(loss)(d)	1,928	[4]	(225)	[4]	(959)	[4]
Other comprehensive income/(loss) before allocation to noncontrolling interests	2,593		(1,831)		(734)
Comprehensive Income
Comprehensive income before allocation to noncontrolling interests	24,665		12,767		9,315
Less: Comprehensive income/(loss) attributable to noncontrolling interests	7		21		(5)
Comprehensive income attributable to Pfizer Inc.	$ 24,658		$ 12,746		$ 9,320

[1]	Reclassified into Gain on disposal of discontinued operations—net of tax in the consolidated statements of income.
[2]	Reclassified into Other (income)/deductions—net in the consolidated statements of income.
[3]	Generally reclassified, as part of net periodic pension cost, into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, in the consolidated statements of income. For additional information, see Note 11. Pension and Postretirement Benefit Plans and Defined Contribution Plans.
[4]	See Note 5E. Tax Matters: Taxes on Items of Other Comprehensive Income/(Loss).